Summary of Significant Accounting Policies (Details 2)	6 Months Ended
Dec. 31, 2018
Plants and machinery [Member]
Useful life	10 years
Office equipment [Member]
Useful life	5 years
Minimum [Member] | Transportation equipment [Member]
Useful life	7 years
Minimum [Member] | Buildings and improvements [Member]
Useful life	3 years
Maximum [Member] | Transportation equipment [Member]
Useful life	10 years
Maximum [Member] | Buildings and improvements [Member]
Useful life	20 years